Related party transactions - Related Party Transactions and Relationships with Group (Detail)	12 Months Ended
Dec. 31, 2012
Zhuhai Daren [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Equity investment
Shanghang [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Significant influence exercised by the Chairman as key shareholder
Zhuhai Lequ [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Equity investment
Xiaomi [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Significant influence exercised by the Chairman as a Chairman